CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 151,901,000	$ 168,724,000
Right-of-use assets	185,514,000	167,641,000
Intangible assets	278,000	402,000
Deferred tax assets	3,799,000	1,995,000
Other receivables	1,961,000	1,961,000
Prepayment	373,000	295,000
Rental and other deposits	17,372,000	16,903,000
Non-current assets	361,198,000	357,921,000
Current assets
Inventories	31,521,000	29,762,000
Trade and other receivables and prepayments	30,754,000	29,324,000
Rental and other deposits	3,378,000	3,882,000
Pledged bank deposits	2,855,000	3,086,000
Bank balances and cash	254,719,000	152,908,000
Current assets	323,227,000	218,962,000
Current liabilities
Trade payables	30,711,000	34,375,000
Other payables	38,100,000	34,887,000
Amounts due to related parties	1,329,000	842,000
Tax payables	5,411,000	9,556,000
Lease liabilities	41,407,000	38,998,000
Contract liabilities	9,669,000	8,306,000
Provisions	1,941,000	1,607,000
Current liabilities	128,568,000	128,571,000
Net current assets	194,659,000	90,391,000
Non-current liabilities
Deferred tax liabilities	7,504,000	1,347,000
Lease liabilities	171,219,000	163,947,000
Contract liabilities	2,980,000	3,098,000
Provisions	12,493,000	7,799,000
Non-current liabilities	194,196,000	176,191,000
Net assets	361,661,000	272,121,000
Capital and reserves
Share capital of the Company	3,000	3,000
Share premium	550,593,000	494,480,000
Reserves	(190,568,000)	(224,397,000)
Equity attributable to owners of the Company	360,028,000	270,086,000
Non-controlling interests	1,633,000	2,035,000
Total equity	$ 361,661,000	$ 272,121,000